LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 25, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

The toll-free phone number to request additional information or make shareholder inquiries about a fund is changed to 877-721-1926 in any place in which it appears in a fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
ClearBridge All Cap Growth ETF	May 3, 2017
ClearBridge Dividend Strategy ESG ETF	May 22, 2017
ClearBridge Large Cap Growth ESG ETF	May 22, 2017
Legg Mason Developed ex-US Diversified Core ETF	March 1, 2017
Legg Mason Emerging Markets Diversified Core ETF	March 1, 2017
Legg Mason Emerging Markets Low Volatility High Dividend ETF	November 17, 2016
Legg Mason Global Infrastructure ETF	December 29, 2016
Legg Mason International Low Volatility High Dividend ETF	March 1, 2017
Legg Mason Low Volatility High Dividend ETF	March 1, 2017
Legg Mason Small-Cap Quality Value ETF	July 11, 2017
Legg Mason US Diversified Core ETF	March 1, 2017

Please retain this supplement for future reference.

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